COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 27 — COMMITMENT AND CONTINGENCIES

Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC No. 450-20, “Loss Contingencies”, the Group will record accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. As of December 31, 2021 and 2022, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.

On December 1, 2017, the Group completed the acquisition of 51% equity interest in Wenlvge from independent third party vendors at a consideration of RMB10,200,000. Pursuant to the acquisition agreement, the aforesaid vendors jointly and severally guaranteed to the Group that the audited net profit after tax of Wenlvge for each of the three financial years ending December 31, 2018, December 31, 2019 and December 31, 2020 shall not be less than RMB2,570,000. According to the auditor’s report of Wenlvge dated February 28, 2019, the audited net loss of Wenlvge for the year ended December 31, 2018 was approximately RMB4.1 million and therefore Wenlvge failed to meet the profit guarantee of RMB2,570,000 which was guaranteed by the vendors to the Group. Since April 2019, Wenlvge has ceased its operations. Pursuant to the agreement, the vendors were obliged to make the compensation of RMB26.3 million to the Group within 10 working days after the issuance of auditor’s report. However, the Group has not received any compensation from the vendors despite repeated requests. In May 2019, the Group filed a claim of approximately RMB26.3 million against the vendors at the Shanghai International Arbitration Center. The arbitration hearing was conducted in September 2019 and it was held that the Vendors were jointly and severally liable for making a compensation to the Group in the total amount of approximately RMB21.66 million. The aforesaid arbitration result was final and conclusive. The Vendors should fulfill the payment obligation within 15 days from the arbitration results. Despite the arbitration results which were made in favor of the Group, the Company was still not able to enforce the payment from the vendors because the Company was informed by the court that the vendors did not possess any personal properties. In August 2020, the Company further filed an investigation order to the court against certain vendors who had deliberately transferred out of their properties in avoidance of their payment obligations. In January 2021, the court accepted the case and it is under review. In the end of 2021, the court held that the vendors deliberately transferred assets in order to avoid payment obligations. Up to the date of this annual report, the Group has received an aggregate of approximately RMB1.35 million from two of the vendors, while another one appealed against the court decision which is under determination by the court.

On March 3, 2022, Wenlvge applied for the bankruptcy which was accepted by the court and effective on March 11, 2022. By the end of 2022, the Group has successfully recovered an aggregate of approximately RMB3.35 million (2021: RMB1.35 million) from three of the vendors. However, the Group was still unlikely to recover the entire compensation of RMB21.66 million based on the vendors’ financial status.

On February 14, 2022, the Company entered into a non-legally binding Memorandum of Understanding with the Jixi Mashan Government in relation to a proposed strategic investment project (the “Project”) of which the Company intends to make an investment for setting up graphite deep processing and production lines within the Jixi (Mashan) Graphite Industrial Park with the intention to produce and process an annual output of 30,000 metric tons of high-purity spherical graphite and 10,000 metric tons of anode materials. It is intended that the Company will invest RMB200 million in the Project.

Operating lease commitments

The Group leases offices and manufacturing facilities under non-cancellable operating lease agreements. Future minimum lease payments under these non-cancellable operating lease agreements with initial terms longer than twelve months are disclosed as maturity of lease liabilities in Note 14. As of December 31, 2022, the future minimum lease payments for leases with initial terms at twelve months or less was HK$419,000 which will be paid in 2023.

Capital commitments

At of December 31, 2021 and 2022, the Group had the following capital commitments

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Contracted, but not provided for:
Purchase of property and equipment	-	7,523	964

On September 20, 2022, the Company entered into the Cooperation Agreement with the Jixi Mashan Government relating to the cooperation in connection with the Company’s intended strategic investment for setting up graphite deep processing and production facilities located in the Jixi (Mashan) Graphite Industrial Park with an intended annual output of 30,000 metric tons of high-purity spherical graphite and 10,000 metric tons of battery anode materials to promote the rapid development of the regional graphite new material industry (the “Project”). The Company intends to carry out the Project in two phases, with the first phase of the Project for the setting up graphite deep processing and production facilities with an annual output capacity of 20,000 metric tons of highpurity spherical graphite by the second quarter of 2023 and the second phase of the Project for the setting up graphite deep processing and production facilities with an annual output capacity of 10,000 metric tons of high purity spherical graphite and 10,000 metric tons of battery anode materials by 2024. It is estimated that the Company’s total investment in the first phase of the Project will be not less than RMB200 million. The Company intends to fund the first phase of the Project by the Group’s internal resources and/or bank borrowings and/or future fund-raising exercise.